FINANCIAL RISK MANAGEMENT - Market risk (Details) - ARS ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Financial risk management
Assets	$ 14,548,377	$ 13,345,219
Liabilities	(8,584,586)	(6,594,679)
Currency risk
Financial risk management
Assets	475,366	433,555
Liabilities	(5,981,892)	(3,205,208)
Liabilities Net	$ (5,506,526)	$ (2,771,653)
Market risk
Financial risk management
Currency experienced sharp devaluation exchange rate inflation in Argentina	117.80%	27.70%